Stock-Based Compensation - Schedule of MIU activity (Details) - MIUs - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Beginning balance (in shares)	3,518	3,518	0
Granted (in shares)	0	0	3,518
Vested (in shares)	(704)	0	0
Forfeited (in shares)	0	0	0
Ending balance (in shares)	2,814	3,518	3,518
Weighted-average Grant Date Fair Value (per share)
Beginning balance (in dollars per share)	$ 0.79	$ 0.79	$ 0
Granted (in dollars per share)	0	0	0.79
Vested (in dollars per share)	0.79	0	0
Forfeited (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 0.79	$ 0.79	$ 0.79
Weighted-average Remaining Contractual Term
Outstanding	1 year 6 months